Other revenues (Tables)	6 Months Ended
Jun. 30, 2011
Other revenues.
Other revenues

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Other revenues (CHF million)

Noncontrolling interests without significant economic interest	584	323	143	81	308	907	160	467

Loans held-for-sale	17	18	(1)	(6)	–	35	(72)	–

Long-lived assets held-for-sale	65	(1)	(69)	–	–	64	(92)	–

Equity method investments	52	6	55	–	(5)	58	121	(52)

Other investments	91	249	(142)	(63)	–	340	(86)	–

Other	127	126	137	1	(7)	253	299	(15)

Other revenues	936	721	123	30	–	1,657	330	402